Investment In Gold - Summary of Changes in Ounces of Gold Held And Respective Fair Value (Detail)		3 Months Ended	4 Months Ended
		Sep. 30, 2022 USD ($) oz	Sep. 30, 2022 USD ($) oz
Investment Holdings, Other than Securities [Line Items]
Beginning Balance (Amount in Ounces) | oz		1,338.976	0
Beginning Balance (Amount in US) | $		$ 2,432,919	$ 0
Gold received for the creation of Shares (Amount in Ounces) | oz		23,429.704	24,768.68
Gold received for the creation of Shares (Amount in US) | $		$ 41,330,012	$ 43,830,012
Gold distributed for the redemption of Shares (Amount in Ounces) | oz		0	0
Gold distributed for the redemption of Shares (Amount in US) | $		$ 0	$ 0
Principal on gold sales to pay expenses (Amount in Ounces) | oz		(4.136)	(4.136)
Principal on gold sales to pay expenses (Amount in US) | $		$ (7,043)	$ (7,043)
Net realized gain (loss) from gold sold for rebalancing and to pay expenses (Amount in Ounces) | oz		0	0
Net realized gain (loss) from gold sold for rebalancing and to pay expenses (Amount in US) | $		$ (384)	$ (384)
Net change in unrealized appreciation (depreciation) on investment in gold (Amount in ounces) | oz		0	0
Net change in unrealized appreciation (depreciation) on investment in gold (Amount in US) | $		$ (2,355,378)	$ (2,422,459)
Ending Balance (Amount in Ounces) | oz		24,764.544	24,764.544
Ending Balance (Amount in US) | $	[1]	$ 41,400,126	$ 41,400,126

[1]	Cost of investment in gold bullion: $43,822,585.